Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 419,070,000.00
Previously Paid Amount	0.00
Total Fee Amount	57,873.57
Total Offset Amount	0.00
Net Fee	$ 57,873.57